Leases (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Leases [Line Items]
Operating lease expenses	$ 77	$ 99
Minimum [Member]
Leases [Line Items]
Operating leases terms	1 year
Maximum [Member]
Leases [Line Items]
Operating leases terms	5 years